Annual Total Returns - FidelityAdvisorSeriesSmallCapFund-PRO - FidelityAdvisorSeriesSmallCapFund-PRO - Fidelity Advisor Series Small Cap Fund - Fidelity Advisor Series Small Cap Fund	Jan. 29, 2025
Bar Chart Table:
Annual Return 2015	(2.33%)
Annual Return 2016	9.91%
Annual Return 2017	14.50%
Annual Return 2018	(15.67%)
Annual Return 2019	33.40%
Annual Return 2020	18.65%
Annual Return 2021	32.80%
Annual Return 2022	(19.97%)
Annual Return 2023	19.24%
Annual Return 2024	11.98%